Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“USGAAP”).
Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from, long-term investment subsidiary, and registered paid in capital have been eliminated upon consolidation.

Business combinations and non-controlling interests

Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly, or indirectly, to the Company.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, the imputed interest rate of leases, impairment of long-lived assets, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes, and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The functional currencies of the Company are the local currency of the country in which the subsidiaries operate. The reporting currency of the Company is the Hong Kong Dollars (“HKD”). The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency in the consolidated statement of income and comprehensive income.

The functional currency of RLHL, Fenbo Industries and Able Industries are HKD. The functional currency of Fenbo SZ is Renminbi (“RMB”). An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

For the purpose of presenting these financial statements of subsidiary using RMB as functional currency, the Company’s assets and liabilities are expressed in HKD at the exchange rate on the balance sheet date, which is 0.9126 and 0.8866 as of December 31, 2023 and 2022, respectively; shareholders’ equity accounts are translated at historical rates, and income and expense items are translated at the average exchange rate during the period, which is 0.9070 and 0.8642 for the years ended December 31, 2023 and 2022, respectively.

The value of foreign currencies including the US Dollar may fluctuate against the Hong Kong Dollar. Any significant variations of the foreign currencies relative to the Hong Kong Dollar may materially affect the Company’s financial condition in terms of reporting in HK$.

Translations of the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of US$0.12803 = HK$1. No representation is made that the HK$ amounts could have been, or could be, converted, realized, or settled into US$ at that rate on December 31, 2023, or at any other rate.

Cash

Cash

Cash comprises of cash at banks and on hand. Cash held in accounts at financial institutions located in the PRC is not freely convertible into foreign currencies. In addition, these balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their creditworthiness. The Company and its subsidiaries have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for expected credit loss on such receivables. The allowance for expected credit loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations, and customer specific quantitative and qualitative factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the first-in first-out cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving, damaged, and lost goods, which is dependent upon factors such as historical and forecasted demand and prevailing market conditions. Write-downs are recorded in cost of revenues on the consolidated statements of income and comprehensive income.

Prepayments and deposits

Prepayments and deposits

Prepayments are cash deposited or advanced to suppliers for purchasing goods or services that have not been received or provided and deposits made to the Company’s customers and landlord. This amount is refundable and bears no interest. Prepayment and deposit are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Other receivables

Other receivables

Other receivables primarily include rental deposit, VAT refundable, prepayment and income tax refundable. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Property, plants and equipment, net

Property, plants and equipment, net

Property, plants, and equipment are stated at cost net of accumulated depreciation and impairment. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification:	Estimated useful life
Machinery & equipment	3 - 10 years
Electronic equipment	5 years
Office equipment	3 - 5 years
Motor vehicles	3 - 4 years
Computer and software	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to earnings as incurred, while additions, renewals, and betterments, which are expected to extend the useful life of assets, are capitalized.

Leases

Leases

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no finance leases.

Under ASC 842, the Company determines if an arrangement is a lease at inception. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

Bank loans

Bank loans

Bank loans are recognized initially at fair value, net of incidental fees. Incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property, plants and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2023 and 2022, no impairment of long-lived assets was recognized.

Fair Value Measurement

Fair Value Measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Interest rates that are currently available to the Company for issuance of long-term debt and capital lease with similar terms and remaining maturities are used to estimate the fair value of the Company’s long-term debt. The fair value of the Company’s long-term debt approximated the carrying value at December 31, 2023, and 2022, as the weighted average interest rate on this long-term debt approximates the market rate for similar debt.

Revenue Recognition

Revenue Recognition

The Company elected to adopt Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606), effective as of October 1, 2019. Accordingly, the consolidated financial statements for the year ended December 31, 2023 and 2022 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company’s revenues are generated from the production and sales of premium personal care electric appliances (principally electrical hair styling products such as straighteners, curlers, trimmers, etc.) and toy products. This performance obligation is satisfied at a point of time and recognized in revenue upon the transfer of control of the goods to the customers

Interest income from banks is recognized when received.

Cost of revenue

The cost of revenue primarily consists of the cost of raw materials, direct labor costs and factory overhead.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were HKD 1,342,000 and HKD1,342,000 for the years ended December 31, 2023 and 2022, respectively.

Value added taxes

Value added taxes

The Hong Kong operations are not subject to the value added tax.

For the PRC operations, the PRC export revenue is not subject to VAT. VAT are charged for purchase of materials at 17% of which 13% is refundable.

Revenues are presented net of applicable VAT.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using HKD as its functional currencies.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income attributable to the owners of the Company divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023 and 2022, there were no dilutive shares.

Statutory Reserves

Statutory Reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an “emerging growth company” (an “EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which simplifies various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The new guidance is effective for the Company for the year ending September 30, 2022. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In January 2020, the FASB issued ASU 2020-01, “Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)”, which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825 “Financial Instruments”. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective prospectively for the Company for the year ending September 30, 2022. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” and issued a subsequent amendment which refines the scope of the ASU and clarifies some of its guidance as part of the FASB’s monitoring of global reference rate reform activities in January 2021 within ASU 2021-01 (collectively, including ASU 2020-04, “ASC 848”). ASC 848 provides optional expedients and exceptions for applying U.S. GAAP on contract modifications and hedge accounting to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform if certain criteria are met. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In August 2020, the FASB issued ASU 2020-06, “Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies an issuer’s accounting for certain convertible instruments and the application of derivatives scope exception for contracts in an entity’s own equity. This guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation and required enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The new guidance is required to be applied either retrospectively to financial instruments outstanding as of the beginning of the first comparable reporting period for each prior reporting period presented or retrospectively with the cumulative effect of the change to be recognized as an adjustment to the opening balance of retained earnings at the date of adoption. This guidance is effective for the Company for the year ending September 30, 2023. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated financial position, statements of operations and cash flows.

Concentrations of Risks

Concentrations of Risks

(a) Foreign currency risk

A majority of the Group’s revenue and expense transactions are denominated in the functional currency of its subsidiaries.

For the Hong Kong operation, as the HK dollar is pegged to the USD since 1983, and since May 2005, the USD 1 is within the range of HKD 7.75 to HKD 7.85. The management considered that the foreign currency risk for Hong Kong dollar is limited under the pegging arrangement.

For the PRC operations, the RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). It is difficult to predict how market forces or PRC government policy may impact the exchange rate between the RMB and HKD in the future. The change in the value of the RMB relative to the HKD may affect the Company’s financial results reported in HKD without giving effect to any underlying changes in the Company’s business or results of operations. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As a result, the Company is exposed to foreign exchange risk as revenues and results of operations may be affected by fluctuations in the exchange rate between the HKD and RMB. If the RMB depreciates against the HKD, the value of RMB revenues, earnings and assets as expressed in HKD financial statements will decline. The Company has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

(b) Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and accounts receivable. As of December 31, 2023 and 2022 substantially all of the Company’s cash was held by major financial institutions located in Hong Kong and the PRC, which management believes are of high credit quality.

For the credit risk related to accounts receivable, the Company performs ongoing credit evaluations of its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(c) Customer concentration risk

The Company has a high concentration risk. For the year ended December 31, 2023 and 2022, one customer accounted for the Group’s total revenue and the total balance of account receivables for the year ended December 31, 2023 and 2022

(d) Vendor concentration risk

For the year ended December 31, 2023, the five and ten largest vendors accounted for 59% and 79% of the Company’s total purchases respectively. For the year ended December 31, 2022, the five and ten largest vendors accounted for 58% and 77% of the Company’s total purchases respectively.